Stockholders' Equity and Stock Incentive Plans (Stock Options) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 17, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May 16, 2012
Stock Options Activity [Roll Forward]
Outstanding, beginning of period		7,169,668	9,143,910	10,826,004
Granted		200,673	244,351	544,330
Canceled		(1,463,497)	(1,656,359)	(378,202)
Exercised		(1,301,789)	(562,234)	(1,848,222)
Outstanding, end of period		4,605,055	7,169,668	9,143,910
Exercisable		4,085,555	6,459,687
Stock Options Activity, Weighted Average Option Price [Roll Forward]
Outstanding, weighted average option price, beginning of period (in USD per share)		$ 25.73	$ 26.62	$ 23.98
Granted, weighted average option price (in USD per share)		19.98	11.57	9.86
Canceled, weighted average option price (in USD per share)		39.82	34.79	20.67
Exercised, weighted average option price (in USD per share)		7.53	7.39	7.44
Outstanding, weighted average option price, end of period (in USD per share)		26.14	25.73	$ 26.62
Exercisable, weighted average option price (in USD per share)		$ 27.65	$ 27.52
Additional Disclosures:
Outstanding, weighted average remaining term		3 years 8 months 12 days
Exercisable, weighted average remaining term		3 years 1 month 6 days	3 years 4 months 24 days
Outstanding, aggregate intrinsic value		$ 21,058
Exercisable, aggregate intrinsic value		18,145	$ 12,662
Total intrinsic value of in-the-money options exercised during the period		11,100	2,500	$ 9,500
Total fair value of options vested in period		1,900	$ 2,300	$ 3,000
Stock Options
Additional Disclosures:
Total unrecognized share-based compensation costs related to unvested stock options		$ 1,700
Total unrecognized share-based compensation costs related to unvested stock options, period for recognition		9 months 18 days
Stock Incentive Plan 2012 [Member] | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of stock incentive plan	10 years
Increase in number of common shares authorized under Stock Incentive Plan	4,000,000
Number of common shares authorized for issuance under Stock Incentive Plan	21,000,000				17,000,000
Number of common shares available for grant under Stock Incentive Plan		2,600,000
Number of authorized and unissued common shares under Stock Incentive Plan		11,800,000
Award vesting period		3 years